CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Financial Data for Reportable Operating Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenues	$ 279,551	$ 197,543	$ 235,133
Cost of Revenues		143,318	151,498
Impairment of long lived assets		10,137
Gross profit (loss)	75,490	44,088	83,635
Research and development, net	24,853	22,412	25,158
Selling and marketing	23,411	24,823	32,537
General and administrative	26,471	18,644	20,903
Restructuring costs		1,508
Goodwill impairment		20,402
Operating income (loss)	755	(43,701)	5,037
Financial expenses, net	(4,843)	(7,243)	(3,837)
Income (loss) before taxes	(4,088)	(50,944)	1,200
Taxes on income	1,252	1,190	1,901
Loss from continuing operations	(5,340)	(52,134)	(701)
Loss from discontinued operations		(200)	(795)
Loss	(5,340)	(52,334)	(1,496)
Depreciation and amortization expenses	13,108	15,072	15,951
Commercial [Member]
Segment Reporting Information [Line Items]
Revenues	94,001	100,935	130,306
Cost of Revenues	57,403	63,425	77,587
Impairment of long lived assets
Gross profit (loss)	36,598	37,510	52,719
Research and development, net	12,599	14,175	17,084
Selling and marketing	17,153	16,839	23,401
General and administrative	10,657	6,622	7,808
Restructuring costs		1,078
Goodwill impairment
Operating income (loss)	(3,811)	(1,204)	4,426
Depreciation and amortization expenses	4,467	4,546	4,885
Mobility [Member]
Segment Reporting Information [Line Items]
Revenues	62,911	41,112	54,817
Cost of Revenues	40,962	30,715	37,023
Impairment of long lived assets
Gross profit (loss)	21,949	10,397	17,794
Research and development, net	12,254	8,237	8,074
Selling and marketing	5,483	6,947	7,809
General and administrative	9,138	6,271	5,961
Restructuring costs		421
Goodwill impairment		1,103
Operating income (loss)	(4,926)	(31,881)	(4,050)
Depreciation and amortization expenses	7,530	7,322	8,220
Services [Member]
Segment Reporting Information [Line Items]
Revenues	122,639	55,496	50,010
Cost of Revenues	105,696	49,178	36,888
Impairment of long lived assets		10,137
Gross profit (loss)	16,943	(3,819)	13,122
Research and development, net
Selling and marketing	775	1,037	1,327
General and administrative	6,676	5,751	7,134
Restructuring costs		9
Goodwill impairment
Operating income (loss)	9,492	(10,616)	4,661
Depreciation and amortization expenses	$ 1,111	$ 3,204	$ 2,846